INTEREST EXPENSES, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
INTEREST EXPENSES, NET
Interest expenses	¥ 1,150,128		¥ 878,908	¥ 705,159
Less: Interest capitalization	(70,719)		(40,588)	(29,307)
Less: Interest income	(588,706)	$ (85,354)	(214,291)	(216,618)
Total	¥ 490,703		¥ 624,029	¥ 459,234